Commitments and Contingencies (Schedule of Financial Obligations) (Details) (USD $)	Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
2014-2015	$ 11,383,418
2015-2016	11,359,785
2016-2017	9,971,107
2017-2018	7,764,268
2018-2019	6,139,313
Thereafter	2,411,198
Total	$ 49,029,089